United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/05


                 Date of Reporting Period: Quarter ended 9/30/05







Item 1.           Schedule of Investments





FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

       Principal
         Amount                                                                                                   Value

                                MORTGAGE-BACKED SECURITIES--96.7%
                                Federal Home Loan Mortgage Corporation--44.7%
 $     50,201,113               4.500%, 1/1/2019 - 9/1/2020                                            $       49,206,737
       99,631,270       (1)     5.000%, 7/1/2019 - 10/1/2035                                                   98,212,964
      219,179,604       (1)     5.500%, 4/1/2014 - 10/1/2035                                                   219,551,215
       43,207,933       (1)     6.000%, 5/1/2014 - 10/1/2035                                                   44,051,719
       13,371,550               6.500%, 7/1/2014 - 11/1/2032                                                   13,781,798
       2,690,877                7.000%, 12/1/2011 - 4/1/2032                                                    2,814,166
       1,462,607                7.500%, 12/1/2022 - 7/1/2031                                                    1,554,080
       1,156,750                8.000%, 11/1/2009 - 3/1/2031                                                    1,240,739
         40,763                 8.500%, 9/1/2025                                                                 43,932
         83,521                 9.000%, 5/1/2017                                                                 91,588
         3,274                  9.500%, 4/1/2021                                                                  3,662
                                     TOTAL                                                                     430,552,600
                                Federal National Mortgage Association--47.3%
       41,682,071               4.500%, 9/1/2010 - 7/1/2020                                                    40,865,992
      143,304,136               5.000%, 4/1/2018 - 11/1/2034                                                   141,757,199
      137,329,304       (1)     5.500%, 2/1/2009 - 10/1/2035                                                   138,044,262
       97,750,376               6.000%, 7/1/2006 - 9/1/2035                                                    99,538,231
       19,763,814               6.500%, 5/1/2006 - 11/1/2032                                                   20,393,893
       11,810,374               7.000%, 2/1/2008 - 8/1/2032                                                    12,372,113
       2,531,149                7.500%, 6/1/2011 - 6/1/2033                                                     2,675,590
        670,356                 8.000%, 7/1/2023 - 3/1/2031                                                      722,148
         4,193                  8.500%, 3/1/2030                                                                  4,443
         40,972                 9.000%, 11/1/2021 - 6/1/2025                                                     44,487
                                     TOTAL                                                                     456,418,358
                 Government National Mortgage Association--4.7%
       15,830,353               5.000%, 12/20/2032 - 6/20/2034                                                 15,683,889
       7,321,819                5.500%, 5/20/2035                                                               7,381,022
       10,228,698               6.000%, 10/15/2028 - 1/15/2033                                                 10,509,574
       3,455,572                6.500%, 10/15/2028 - 2/15/2032                                                  3,607,484
       3,370,017                7.000%, 11/15/2027 - 2/15/2032                                                  3,556,521
       1,264,879                7.500%, 6/20/2007 - 1/15/2031                                                   1,349,619
       1,619,783                8.000%, 2/15/2010 - 11/15/2030                                                  1,735,002
        749,631                 8.500%, 3/15/2022 - 11/15/2030                                                   806,761
         33,791                 9.000%, 10/15/2016 - 6/15/2025                                                   36,584
         4,787                  9.500%, 10/15/2020                                                                5,261
        403,367                 12.000%, 4/15/2015 - 6/15/2015                                                   472,641
                                     TOTAL                                                                     45,144,358
                                     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST
                                     $931,102,877)                                                             932,115,316

                                REPURCHASE AGREEMENTS--4.5%
       35,114,000               Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated 9/30/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 9/1/2035 for
                                $1,500,487,500 on 10/3/2005. The market value of the underlying
                                security at the end of the period was $1,530,000,001                           35,114,000
       8,000,000      (2)(,3)   Interest in $16,000,000 joint repurchase agreement 3.69%, dated
                                9/14/2005 under which Credit Suisse First Boston Corp. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 3/1/2035 for $16,047,560 on
                                10/13/2005. The market value of the underlying securities at the
                                end of the period was $16,818,937                                               8,000,000
                                     TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                           43,114,000
                                     TOTAL INVESTMENTS - 101.2%
                                ================================================
                                     (IDENTIFIED COST $974,216,877)(4)                                         975,229,316
                                     OTHER ASSETS AND LIABILITIES - NET - (1.2)%                              (11,490,795)
                                     TOTAL NET ASSETS - 100%                                           $       963,738,521

   1      All or a portion of these securities may be subject to dollar roll transactions.
          ======================================================================

          Information regarding dollar roll transactions for the Fund for the six months ended September 30, 2005 was as follows:
          ----------------------------------------------------------------------
          Maximum amount outstanding during the period                                                  $149,297,327
          Average amount outstanding during the period(1)                                                $64,286,001
          Average shares outstanding during the period                                                    91,996,929
          Average debt per share outstanding during the period                                                 $0.70

      1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended September 30, 2005.
      2 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
      3  Security held as collateral for dollar roll transactions.
      4 The cost of investments for federal tax purposes was $974,216,877. The net unrealized appreciation for federal tax purposes was $1,012,439.
         This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,007,291 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,994,852.

--------------------------------------------------------------------------------
Note:    The categories of investments are shown as a percentage of total net assets at September 30, 2005.

Investment Valuation
For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.







HIGH-YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

        Principal
        Amount or
         Shares                                                                                                      Value

                             CORPORATE BONDS--94.2%
                             Aerospace / Defense--1.7%
  $     2,800,000            Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011                      $     2,961,000
        1,775,000            Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                                            1,890,375
         500,000       (4)   Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                         350
        1,050,000            K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                               1,065,750
         875,000             L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                    850,938
        1,125,000            L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                            1,119,375
        3,400,000            L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013                            3,400,000
        1,625,000     (1,2)  L-3 Communications Holdings, Inc., Sr. Sub. Note, 6.375%, 10/15/2015                  1,645,313
         525,000             Standard Aero Holdings, Inc., Sr. Sub. Note, Series WI, 8.25%, 9/1/2014                510,563
        2,175,000            TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011                                     2,289,188
                                  TOTAL                                                                            15,732,852
                             Automotive--4.6%
        2,775,000            Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011                           2,393,438
        3,450,000            Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                   2,915,250
        3,725,000            Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                        2,924,125
        6,150,000            General Motors Acceptance Corp., 6.875%, 9/15/2011                                    5,600,719
        8,100,000            General Motors Acceptance Corp., 8.00%, 11/1/2031                                     7,090,343
        2,175,000            General Motors Corp., Note, 7.125%, 7/15/2013                                         1,865,063
        5,275,000            General Motors Corp., Note, 8.375%, 7/15/2033                                         4,140,875
        2,875,000            Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                     2,860,625
        1,675,000      (3)   Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.000%, 2/15/2015                         912,875
        2,300,000            Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012                                 2,449,500
         775,000             TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                      844,750
        3,566,000            TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                4,038,495
        2,850,000            Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                           2,885,625
        2,725,000            United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                             2,725,000
                                  TOTAL                                                                            43,646,683
                             Building Materials--3.1%
        2,900,000      (3)   AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014                                1,464,500
        1,950,000            Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012                       1,896,375
        2,875,000     (1,2)  Builders Firstsource, Inc., Floating Rate Note - Sr. Secured Note, 8.04%,
                             2/15/2012                                                                             2,918,125
        2,425,000            Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010            2,352,250
        3,400,000            ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                            3,553,000
        1,225,000     (1,2)  Goodman Global Holdings, Inc., Floating Rate Note, 6.41%, 6/15/2012                   1,203,563
        3,100,000     (1,2)  Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                      2,821,000
        1,600,000            Legrand SA, Sr. Note, 10.50%, 2/15/2013                                               1,840,000
        1,125,000            Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                         1,170,000
        6,250,000      (3)   Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                               4,406,250
        1,550,000            Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                 1,433,750
        3,125,000      (3)   Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                             1,765,625
         575,000      (1,2)  Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                     600,875
        2,050,000            U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                                  2,070,500
                                  TOTAL                                                                            29,495,813
                             Chemicals--5.9%
        1,550,000     (1,2)  Aventine Renewable Energy Holdings, Inc., Floating Rate Note - Sr. Secured
                             Note, 9.87%, 12/15/2011                                                               1,619,750
        3,750,000     (1,2)  Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014                           3,825,000
        2,425,000            Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011                        2,643,250
        3,950,000      (3)   Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013              3,318,000
        2,050,000      (3)   Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012            1,814,250
        4,984,000      (3)   Crystal US Holdings, Sr. Disc. Note, 0/12.50%, 10/1/2014                              3,513,720
        2,697,000            Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                 3,013,897
        3,450,000            Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                    3,726,000
        1,275,000            Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010                  1,434,375
        3,583,000            Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009                          3,703,926
        3,225,000     (1,2)  Invista, Unit, 9.25%, 5/1/2012                                                        3,531,375
        1,750,000            Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                     1,942,500
        2,300,000            Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008                              2,420,750
        5,675,000            Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009                               5,873,625
        1,660,000      (3)   Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                          1,232,550
         950,000             Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                 976,125
        2,250,000            Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                          2,320,313
        2,700,000     (1,2)  Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                             2,652,750
        1,450,000     (1,2)  PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                                             1,413,750
        2,500,000            Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012                                       2,212,500
         925,000             Union Carbide Corp., Deb., 7.50%, 6/1/2025                                             991,941
        1,300,000            Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                       1,431,435
                                  TOTAL                                                                            55,611,782
                             Construction Machinery--0.8%
        3,575,000            Case New Holland, Sr. Note, 9.25%, 8/1/2011                                           3,798,437
        1,775,000      (4)   Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                               0
         525,000             Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010                              576,187
        1,025,000            NationsRent, Inc., Company Guarantee, 9.50%, 5/1/2015                                 1,071,125
        1,750,000            NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010                             1,916,250
                                  TOTAL                                                                            7,361,999
                             Consumer Products--4.2%
        3,250,000   (1,2,)(3)AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                          2,356,250
        2,475,000            Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                        2,648,250
        1,025,000            American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                            1,040,375
        3,350,000            Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                              2,629,750
        1,500,000            Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                             1,470,000
         325,000       (4)   Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                         0
         925,000       (4)   Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                  0
        6,275,000      (3)   Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                             4,549,375
        3,250,000            Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                    3,298,750
         500,000             K2, Inc., Sr. Note, 7.375%, 7/1/2014                                                   502,500
        1,500,000            Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                1,290,000
        3,450,000            Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                           3,618,188
        1,800,000            Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                   1,818,000
        3,300,000    (1,2,3) Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014                                     1,765,500
        1,475,000            Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014                                         1,364,375
        4,775,000            Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                4,321,375
        1,630,000            Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                                        1,784,850
        4,100,000            True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                            3,833,500
        1,370,000            WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                                           1,483,025
                                  TOTAL                                                                            39,774,063
                             Energy--1.6%
        3,350,000            Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009                                   3,601,250
         750,000      (1,2)  Grant Prideco, Inc., Sr. Unsecd. Note, 6.125%, 8/15/2015                               761,250
         925,000             Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%, 6/1/2011             985,125
        2,250,000            Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009            2,401,875
        1,000,000     (1,2)  Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015                                  1,020,000
         975,000      (1,2)  Pogo Producing Co., Sr. Sub. Note, 6.875%, 10/1/2017                                   993,281
         600,000             Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                607,500
        1,150,000            Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                               1,224,750
        3,775,000            Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012                                     4,095,875
                                  TOTAL                                                                            15,690,906
                             Entertainment--2.5%
        2,500,000            AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                               2,212,500
        2,125,000            AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                              2,055,937
        1,875,000            Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                          1,945,312
        7,275,000      (3)   Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                    5,128,875
        2,575,000            Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                                          2,649,031
        4,000,000            Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014                    3,910,000
        4,525,000            Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                  5,135,875
        1,000,000            Universal City Florida Holding Co., Floating Rate Note, 8.44313%, 5/1/2010            1,042,500
                                  TOTAL                                                                            24,080,030
                             Environmental--1.0%
        2,875,000            Allied Waste North America, Inc., Company Guarantee, Series B, 8.50%,
                             12/1/2008                                                                             3,011,562
        2,533,000            Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%,
                             9/1/2012                                                                              2,754,637
        1,500,000            Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                               1,537,500
        2,275,000     (1,2)  Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                2,559,375
                                  TOTAL                                                                            9,863,074
                             Financial Institutions--0.3%
        2,725,000     (1,2)  American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                 2,738,625
                             Food & Beverage--6.2%
        6,000,000      (3)   ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                             4,620,000
        1,144,000            Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008                           1,175,460
        2,925,000            American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010                    3,129,750
        2,000,000            B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                  2,035,000
        2,300,000            Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008             2,426,500
        1,000,000            Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012                          1,061,250
        3,525,000            Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                            3,630,750
        3,375,000     (1,2)  Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                      3,408,750
        1,750,000            Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012                                    1,890,000
        4,200,000            Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009                                           4,410,000
        1,425,000            Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                             1,118,625
        1,365,000            Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014                                          1,549,275
        2,825,000            Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                 2,899,156
        2,375,000            National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011                           2,475,938
        3,125,000            Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                  3,234,375
        1,525,000            Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011                                    1,647,000
        1,675,000            Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                               1,850,875
        4,300,000      (3)   Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                            3,332,500
        2,950,000            Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                        3,112,250
        3,400,000            Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009                         3,612,500
        1,700,000            Swift & Co., Sr. Note, 10.125%, 10/1/2009                                             1,838,125
        1,625,000            Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010                                          1,779,375
        2,950,000      (3)   UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012                                2,522,250
                                  TOTAL                                                                            58,759,704
                             Gaming--4.9%
        2,450,000            155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                               2,388,750
        2,875,000            Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                    3,112,187
         600,000      (1,2)  CCM Merger, Inc., Note, 8.00%, 8/1/2013                                                608,250
        1,075,000            Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                 1,079,031
        1,375,000            Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012                      1,464,375
        1,975,000     (1,2)  Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015                           1,923,156
        1,000,000            MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                955,000
        2,000,000            MGM Mirage, Sr. Note, 6.00%, 10/1/2009                                                1,985,000
        2,000,000     (1,2)  MGM Mirage, Sr. Note, 6.625%, 7/15/2015                                               1,987,500
        4,000,000            MGM Mirage, Sr. Note, 8.50%, 9/15/2010                                                4,370,000
         525,000             MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                                             561,750
        3,025,000            MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                  3,282,125
        1,350,000            Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009                              1,421,388
        1,375,000            Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010                        1,368,125
         58,000              Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                 64,235
        6,100,000            Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                6,588,000
        4,225,000            Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                      4,615,813
        3,150,000            Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011                      3,524,062
        1,075,000            Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010                      1,139,500
         575,000             Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                             566,375
         700,000      (1,2)  San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                 707,875
         600,000             Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                       602,250
        2,525,000            Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                                 2,537,625
                                  TOTAL                                                                            46,852,372
                             Healthcare--6.2%
        1,200,000     (1,2)  AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                  1,302,000
        4,650,000            AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                  4,859,250
        1,450,000            Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                         1,413,750
        8,200,000      (3)   CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                              4,715,000
        3,350,000            Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                            3,525,875
        1,000,000            DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015                                         1,018,750
        3,000,000     (1,2)  Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                3,022,500
        1,600,000            Fisher Scientific International, Inc., Sr. Sub. Note, 6.75%, 8/15/2014                1,684,000
        6,800,000            HCA, Inc., Note, 8.75%, 9/1/2010                                                      7,543,920
         450,000             HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                 447,458
        2,350,000            HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                 2,356,326
        4,850,000            HCA, Inc., Sr. Note, 7.875%, 2/1/2011                                                 5,222,621
        1,491,172            Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008                1,575,050
        3,525,000            Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                  3,842,250
        2,300,000     (1,2)  National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012                               2,415,000
        1,275,000     (1,2)  Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                          1,322,813
        2,125,000            Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012                 2,284,375
        2,100,000            Tenet Healthcare Corp., Note, 9.875%, 7/1/2014                                        2,205,000
        2,050,000     (1,2)  Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015                                     2,080,750
        1,025,000            VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                              1,003,219
        1,650,000            Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                          1,765,500
         450,000      (1,2)  Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                           468,000
        2,475,000            Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                        2,499,750
                                  TOTAL                                                                            58,573,157
                             Industrial - Other--6.4%
        3,650,000            ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                    3,467,500
        3,450,000            Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012                                          3,467,250
        1,925,000     (1,2)  American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                          1,761,375
        3,900,000     (1,2)  Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                 4,270,500
        3,675,000            Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                           3,913,875
        1,975,000            Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012                                      1,750,343
        2,200,000            Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                  2,332,000
        2,850,000            Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                2,892,750
        2,129,000            Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011                              2,395,125
        4,650,000     (1,2)  Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                              4,580,250
        2,475,000            Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                  2,635,875
        2,166,422            NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012                                          2,198,918
        3,545,000     (1,2)  Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                       3,934,950
        2,303,900     (1,2)  Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013                                        2,338,459
        4,200,000            Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                  4,525,500
        1,975,000     (1,2)  Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013              1,960,188
        3,525,000            Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012                                 3,877,500
         475,000      (1,2)  Safety Products Holdings, Inc., Sr. Note, 11.75%, 1/1/2012                             482,125
        2,875,000            Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                      2,659,375
        3,525,000            Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                         3,577,875
        1,350,000            Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                             1,383,750
                                  TOTAL                                                                            60,405,483
                             Lodging--1.7%
        2,000,000            Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                1,945,000
         487,000             HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008                             495,523
        3,100,000            Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                     3,181,375
        1,900,000            Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                               2,090,000
        1,925,000            Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010                              2,093,438
        2,700,000            Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%,
                             5/1/2012                                                                              2,956,500
        2,975,000            Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007                     3,082,844
                                  TOTAL                                                                            15,844,680
                             Media - Cable--3.2%
        1,150,000            CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                       1,164,375
        1,775,000     (1,2)  CSC Holdings, Inc., Sr. Note, 7.00%, 4/15/2012                                        1,686,250
        2,910,000            CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                      3,004,575
        1,650,000            Cablevision Systems Corp., Sr. Note, Series WI, 8.00%, 4/15/2012                      1,608,750
        4,950,000            Charter Communications Holdings Capital Corp., Sr. Disc. Note, 9.92%,
                             4/1/2011                                                                              3,601,125
        5,900,000            Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                       6,077,000
        4,000,000     (1,2)  Iesy Repository Gmbh, Sr. Note, 10.375%, 2/15/2015                                    4,250,000
        6,225,000     (1,2)  Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                                   6,909,750
        1,400,000            Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                       1,489,250
         700,000      (1,2)  Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                           698,250
                                  TOTAL                                                                            30,489,325
                             Media - Non-Cable--9.5%
        2,500,000            Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011              2,681,250
        1,700,000            Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010                           1,908,250
        2,100,000      (3)   Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011                    2,184,000
        2,788,938            Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                            2,607,657
        1,700,000            Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                 1,708,500
        1,200,000            American Media Operations, Inc., Company Guarantee, Series B, 10.25%,
                             5/1/2009                                                                              1,173,000
        1,850,000            American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011                     1,646,500
        3,200,000            CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                        3,272,000
         675,000             CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                         700,312
         600,000      (1,2)  DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                      598,500
        2,974,000            DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                     3,260,248
        2,421,000            Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012                            2,844,675
        6,739,000            Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                        7,471,866
        4,125,000      (3)   Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                   3,269,063
        6,100,000            Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                       6,069,500
        1,500,000            Emmis Communications, Corp., Floating Rate Note - Sr. Note, 9.745%,
                             6/15/2012                                                                             1,518,750
        4,525,000      (3)   Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                            3,439,000
        2,625,000     (1,2)  Intelsat Bermuda Ltd., Floating Rate Note - Sr. Note, 8.695%, 1/15/2012               2,684,063
        1,775,000     (1,2)  Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015                                    1,819,375
        1,400,000     (1,2)  Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                   1,431,500
        1,825,000            Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                     1,916,250
        1,000,000     (1,2)  Lin Television Corp., Sr. Sub. Note, 6.50%, 5/15/2013                                  952,500
        2,600,000      (3)   NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                             1,930,500
        1,300,000            Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                             1,228,500
        1,570,000            PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                            1,664,200
        7,500,000      (3)   PanAmSat Holding Corp., Discount Bond, 0/10.375%, 11/1/2014                           5,212,500
        3,600,000            R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                      4,059,000
        4,075,000     (1,2)  Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                       4,625,125
        2,300,000            Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011              2,346,000
        1,875,000            Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%, 12/15/2011                  1,978,125
        4,600,000            Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009                                  4,542,500
         675,000             Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009                             700,313
        4,425,000     (1,2)  WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                    4,303,313
        1,365,000            Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                                           1,501,500
         413,537             Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009                   426,460
                                  TOTAL                                                                            89,674,795
                             Metals & Mining--1.3%
        1,300,000            Aleris International, Inc., Sr. Note, 9.00%, 11/15/2014                               1,378,000
        3,350,000            Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010                       3,710,125
        2,450,000     (1,2)  Novelis, Inc., Sr. Note, 7.25%, 2/15/2015                                             2,327,500
        2,000,000      (4)   Republic Technologies International, Inc., Company Guarantee, 13.75%,
                             7/15/2009                                                                                 0
        1,825,000            Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                                       1,866,063
        2,456,000            United States Steel Corp., Sr. Note, 9.75%, 5/15/2010                                 2,707,740
                                  TOTAL                                                                            11,989,428
                             Packaging--1.6%
        3,450,000            Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012                            3,726,000
        1,575,000            Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012                                    1,575,000
        2,400,000            Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                 2,586,000
        1,100,000            Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010                          528,000
        2,600,000            Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013             2,717,000
        3,425,000            Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                                      3,527,750
         520,679     (1)(,4) Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                       243,678
                                  TOTAL                                                                            14,903,428
                             Paper--3.9%
        2,900,000            Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                2,863,750
        1,025,000            Boise Cascade LLC, Floating Rate Note - Sr. Note, 6.47375%, 10/15/2012                1,022,437
        1,450,000            Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014                                  1,381,125
        6,150,000            Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011                                    6,826,500
        5,600,000            Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013                                     6,272,000
        3,850,000            Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                3,638,250
        3,000,000            Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                          2,835,000
        3,550,000            MDP Acquisitions PLC, 9.625%, 10/1/2012                                               3,585,500
        3,100,000            Mercer International, Inc., 9.25%, 2/15/2013                                          2,650,500
        3,125,000            NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                        2,734,375
        1,500,000            Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                                      1,530,000
        2,625,000            Tembec Industries, Inc., 8.50%, 2/1/2011                                              1,725,938
                                  TOTAL                                                                            37,065,375
                             Restaurants--0.3%
        2,875,000            Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014             2,745,625
                             Retailers--2.3%
        3,350,000            Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                         3,467,250
        2,406,000            FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                            2,424,045
        1,100,000            General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                              943,250
        2,150,000            Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011                           2,193,000
        6,176,000            Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                        7,303,120
        1,375,000            Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010                                      1,409,375
        2,150,000            Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011                                      2,289,750
        1,775,000            United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012                         1,854,875
                                  TOTAL                                                                            21,884,665
                             Services--1.1%
        1,007,000            CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010                                 1,115,252
        3,450,000            Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                               3,726,000
        2,450,000     (1,2)  HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013                        2,293,813
        1,875,000     (1,2)  Insurance Automotive Auctions, Inc., Sr. Unsecd. Note, 11.00%, 4/1/2013               1,934,934
        1,300,000            The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009                  1,462,500
                                  TOTAL                                                                            10,532,499
                             Technology--3.7%
         675,000      (1,2)  Activant Solutions, Inc., Floating Rate Note, 9.50438%, 4/1/2010                       691,875
        2,350,000            Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011                                 2,467,500
        2,100,000            Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                               1,974,000
        1,850,000            Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                            1,979,500
        1,250,000            MagnaChip Semiconductor S.A., Sr. Sub. Note, Series WI, 8.00%, 12/15/2014             1,156,250
        3,300,000            Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009                           3,481,500
        1,950,000     (1,2)  Smart Modular Technologies, Inc., Sr. Note, 9.00438%, 4/1/2012                        1,998,750
        3,700,000     (1,2)  SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013                               3,852,625
        2,975,000     (1,2)  SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015                          3,027,063
        2,075,000            Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008                        2,225,438
        4,250,000            UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                            4,675,000
        2,275,000            Unisys Corp., Sr. Note, 6.875%, 3/15/2010                                             2,206,750
        4,925,000            Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                               5,540,625
                                  TOTAL                                                                            35,276,876
                             Textile--0.5%
         800,000             GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                                            732,000
        1,550,000            Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013                                 1,635,250
        2,100,000            Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                      2,278,500
                                  TOTAL                                                                            4,645,750
                             Tobacco--0.4%
        3,350,000     (1,2)  Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008                     3,534,250
                             Transportation--0.5%
        1,025,000      (4)   AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                          0
        4,650,000            Stena AB, Sr. Note, 9.625%, 12/1/2012                                                 5,068,500
        1,050,000      (4)   The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006                                 0
                                  TOTAL                                                                            5,068,500
                             Utility - Electric--3.4%
        4,200,000            Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011                               4,998,000
        1,119,985     (1,2)  FPL Energy National Wind, Note, 6.125%, 3/25/2019                                     1,107,918
        1,875,000            NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013                                   2,006,250
         350,000             Nevada Power Co., 6.50%, 4/15/2012                                                     364,875
         625,000             Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                               619,160
        3,477,000            Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013                             3,879,035
         875,000             Northwestern Corp., Note, 5.875%, 11/1/2014                                            888,332
        4,225,000            PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                     4,710,875
        1,025,000            Reliant Energy, Inc., Sr. Secd. Note, 6.75%, 12/15/2014                               1,012,188
        1,850,000            Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010                             2,016,500
        2,950,000            Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013                             3,274,500
        2,000,000     (1,2)  Sierra Pacific Resources, Sr. Note, 6.75%, 8/15/2017                                  2,015,000
         850,000      (1,2)  TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                           894,625
        4,675,000     (1,2)  Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014                                         4,780,188
                                  TOTAL                                                                            32,567,446
                             Utility - Natural Gas--4.5%
         750,000             ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                                          814,431
        2,150,000     (1,2)  AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                              2,257,500
         800,000             El Paso Corp., 6.75%, 5/15/2009                                                        796,000
        2,500,000            El Paso Corp., Note, 6.95%, 12/15/2007                                                2,546,875
        1,800,000            El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                              1,813,500
        5,125,000            El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                            5,227,500
        4,250,000            El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                    4,462,500
        2,900,000     (1,2)  Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                   2,885,500
        1,500,000     (1,2)  Inergy LP, Sr. Note, 6.875%, 12/15/2014                                               1,440,000
         725,000      (1,2)  Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                 730,438
        2,250,000            Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                               2,345,625
        1,750,000            Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                       1,791,629
        1,100,000            Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                     1,190,972
        2,225,000            Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                       2,552,932
        2,275,000            Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                          2,664,594
        3,425,000            Williams Cos., Inc., Note, 7.875%, 9/1/2021                                           3,784,625
        4,775,000            Williams Cos., Inc., Note, 7.625%, 7/15/2019                                          5,192,813
                                  TOTAL                                                                            42,497,434
                             Wireless Communications--2.1%
        1,500,000      (3)   Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012                           1,237,500
         358,000             Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012                                      370,530
        1,425,000            New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012                             1,482,000
        5,850,000            Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015                     6,288,750
        3,200,000            Rogers Wireless, Inc., 6.375%, 3/1/2014                                               3,232,000
        1,200,000            Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 6.995%,
                             12/15/2010                                                                            1,257,000
         550,000             Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                595,375
        2,250,000            Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                               2,387,813
        2,725,000            US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                   3,147,375
                                  TOTAL                                                                            19,998,343
                             Wireline Communications--4.8%
        8,025,000            AT&T Corp., Sr. Note, 9.75%, 11/15/2031                                               10,201,781
        2,204,000            Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011             2,418,890
        3,275,000            Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013                            3,496,062
        2,750,000            Citizens Communications Co., 9.00%, 8/15/2031                                         2,801,562
        1,025,000            Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011                           1,130,062
        3,875,000            MCI, Inc., Sr. Note, 8.735%, 5/1/2014                                                 4,330,313
       10,350,000            Qwest Corp., Note, 8.875%, 3/15/2012                                                  11,359,125
        6,750,000            Qwest Services Corp., Sr. Sub. Note, 13.50%, 12/15/2010                               7,762,500
        2,400,000            Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                      2,340,000
                                  TOTAL                                                                            45,840,295
                                  TOTAL CORPORATE BONDS (IDENTIFIED COST $878,771,602)                            893,145,257

                             COMMON STOCKS & WARRANTS--0.4%
                             Chemicals--0.0%
           704         (4)   General Chemical Industrial Products, Inc.                                             224,526
           302         (4)   General Chemical Industrial Products, Inc., Warrants                                      0
           407         (4)   General Chemical Industrial Products, Inc., Warrants                                    50,264
                                  TOTAL                                                                             274,790
                             Consumer Products--0.1%
          1,003       (1,4)  Sleepmaster LLC                                                                        565,441
                             Food & Beverage--0.1%
         80,670              B&G Foods, Inc.                                                                       1,020,475
                             Industrial - Other--0.1%
         458,151      (1,4)  ACP Holdings Corp., Warrants                                                           904,848
                             Media - Cable--0.1%
         11,970        (4)   NTL, Inc.                                                                              799,596
                             Media - Non-Cable--0.0%
          1,000       (1,4)  Advanstar, Inc., Warrants                                                                 10
          1,800        (4)   XM Satellite Radio, Inc., Warrants                                                     145,800
         19,800        (4)   Ziff Davis Media, Inc., Warrants                                                        1,980
                                  TOTAL                                                                             147,790
                             Metals & Mining--0.0%
          2,000       (1,4)  Republic Technologies International, Inc., Warrants                                       0
         57,533        (4)   Royal Oak Mines, Inc.                                                                    201
                                  TOTAL                                                                               201
                             Other--0.0%
           171        (1,4)  CVC Claims Litigation LLC                                                                 0
                             Packaging--0.0%
          1,000       (1,4)  Pliant Corp., Warrants                                                                    1
         57,000       (1,4)  Russell Stanley Holdings, Inc.                                                            0
                                  TOTAL                                                                                1
                             Paper--0.0%
          1,600       (1,4)  MDP Acquisitions PLC, Warrants                                                          32,800
                             Wireline Communications--0.0%
         17,646        (4)   Viatel Holding (Bermuda) Ltd.                                                             52
                                  TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $12,397,667)                     3,745,994

                             PREFERRED STOCKS--0.7%
                             Media - Non-Cable--0.4%
         38,300              Primedia, Inc., Exchangeable Pfd. Stock, Series G, $8.63 Annual Dividend              3,868,300
           108               Ziff Davis Media, Inc., PIK Pfd., Series E-1                                            65,070
                                  TOTAL                                                                            3,933,370
                             Retailers--0.3%
          3,125              General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A              2,320,312
                                  TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,922,625)                              6,253,682

                             REPURCHASE AGREEMENTS--1.7%
  $    15,740,000            Interest in 1,500,000,000 joint repurchase agreement 3.90%, dated
                             9/30/2005 under which Bank of America N.A. will repurchase a U.S.
                             Government Agency security with a maturity of 9/1/2035 for 1,500,487,500 on 10/3/2005. The market value of the underlying security at the end of
                             the period was 1,530,000,001. (AT AMORTIZED COST)                                     15,740,000
                                  TOTAL INVESTMENTS - 97.0%

                                  (IDENTIFIED COST $913,831,894)(5)                                               918,884,933
                                  OTHER ASSETS AND LIABILITIES - NET - 3.0%                                        28,814,390
                                  TOTAL NET ASSETS - 100%                                                    $    947,699,323

    1      Denotes a restricted security, including securities purchased under
           Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $140,477,606 which represents 14.8% of total net assets.
    2      Denotes a restricted security, including securities purchased under
           Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"). At September 30, 2005,
           these securities amounted to $138,730,828 which represents 14.6% of total net assets.
    3      Denotes a zero coupon bond with effective rate at time of purchase.
    4      Non-income producing security.
    5      The cost of investments for federal tax purposes was $915,997,125.
           The net unrealized appreciation of investments for federal tax purposes was $2,887,808. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,846,623 and net unrealized depreciation from investments for those securities having an excess of cost over value of
           $37,958,815.

================================================================================
Note:    The categories of investments are shown as a percentage of total net assets at September 30, 2005.


Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.


Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2005 is as follows:

Security                              Acquisition Date         Acquisition Cost
------------------------------------- ------------------       -----------------
------------------------------------- ------------------       -----------------
Russell Stanley Holdings, Inc., Sr.   2/5/1999-5/15/2005           $2,969,265
Sub. Note, 9.00%, 11/30/2008




The following acronyms are used throughout this portfolio:

GTD    --Guaranteed
PIK    --Payment in Kind







Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Core Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer
                  (insert name and title)

Date              November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ John B. Fisher
                  John B. Fisher, Principal Executive Officer


Date              November 23, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              November 22, 2005